Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Additionally, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants.
Award Timing Method	Additionally, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Additionally, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants.
MNPI Disclosure Timed for Compensation Value	false